Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share Capital	Additional paid-in capital	Contributed surplus	Contributed deficit	Retained earnings	Other comprehensive loss	Total Shareholder's equity	NCI
Beginning Balance at Dec. 31, 2014	$ 478.1	$ 1,205.7	$ 48.6	$ 834.3	$ (1,188.4)	$ (373.6)	$ (58.6)	$ 468.0	$ 10.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.6		0.6					0.6
Other comprehensive income	35.1						34.9	34.9	0.2
Net income (loss)	(56.8)					(73.0)		(73.0)	16.2
Reverse stock split and capital reduction		(1,203.3)		1,203.3
Ending Balance at Dec. 31, 2015	457.0	2.4	49.2	2,037.6	(1,188.4)	(446.6)	(23.7)	430.5	26.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.7		0.7					0.7
Other comprehensive income	22.8						21.6	21.6	1.2
Net income (loss)	(52.4)					(66.8)		(66.8)	14.4
Dividends declared to non-controlling interest	(42.1)								(42.1)
Ending Balance at Dec. 31, 2016	386.0	2.4	49.9	2,037.6	(1,188.4)	(513.4)	(2.1)	386.0	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.4		0.4					0.4
Other comprehensive income	(1.5)						(2.7)	(2.7)	1.2
Net income (loss)	(286.4)					(297.7)		(297.7)	11.3
Dividends declared to non-controlling interest	(7.3)								(7.3)
Ending Balance at Dec. 31, 2017	$ 91.3	$ 2.4	$ 50.3	$ 2,037.6	$ (1,188.4)	$ (811.1)	$ (4.8)	$ 86.0	$ 5.3